Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Property and equipment, net
Total	¥ 15,437,385	¥ 18,047,715
Less: Accumulated depreciation	(9,850,875)	(10,305,649)
Less: Accumulated impairment loss	(1,256,338)	(2,023,742)
Property and equipment, net	4,330,172	5,718,324		$ 609,892
Depreciation expenses	3,245,369	3,511,825	¥ 4,220,521
Impairment losses for property and equipment	¥ 69,997	¥ 0	¥ 2,247,738
Impairment, Long-Lived Asset, Held-for-Use, Statement of Income or Comprehensive Income [Extensible Enumeration]	General and Administrative Expense	General and Administrative Expense	General and Administrative Expense
Bikes and e-bikes
Property and equipment, net
Total	¥ 8,255,615	¥ 9,966,031
Impairment losses for property and equipment			¥ 2,164,409
Vehicles
Property and equipment, net
Total	1,923,551	3,022,763
Computers and equipment
Property and equipment, net
Total	4,302,574	4,145,016
Leasehold improvement
Property and equipment, net
Total	636,728	707,947
Construction in progress
Property and equipment, net
Total	286,326	170,785
Others
Property and equipment, net
Total	¥ 32,591	¥ 35,173